Leases - Schedule of Lease Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Lease assets	$ 1,394	$ 1,458	$ 1,447
Operating segments | North America
Disclosure of operating segments [line items]
Lease assets	257	280
Operating segments | North Sea
Disclosure of operating segments [line items]
Lease assets	25	18
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Lease assets	93	119
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Lease assets	932	1,001
Head Office
Disclosure of operating segments [line items]
Lease assets	$ 87	$ 40